Summary of Available for Sale Securities, By Asset Class, in Unrealized Loss Position (Detail) (Fixed maturity securities [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair value
Less than or equal to one year, Fair value	$ 3,161	[1]	$ 7,959	[1]
More than one year, Fair value	3,015	[1]	1,412	[1]
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	97	[1]	363	[1]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	178	[1],[2]	189	[1],[2]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	275	[1]	552	[1]
Corporate public securities [Member]
Fair value
Less than or equal to one year, Fair value	1,642		4,889
More than one year, Fair value	1,578		442
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	63		256
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	57	[2]	39	[2]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	120		295
Residential mortgage-backed securities [Member]
Fair value
Less than or equal to one year, Fair value	268		725
More than one year, Fair value	487		604
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	2		16
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	43	[2]	63	[2]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	45		79
Other asset-backed securities [Member]
Fair value
Less than or equal to one year, Fair value	662		507
More than one year, Fair value	493		144
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	5		6
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	67	[2]	71	[2]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	72		77
Other [Member]
Fair value
Less than or equal to one year, Fair value	589		1,838
More than one year, Fair value	457		222
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	27		85
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	11	[2]	16	[2]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	$ 38		$ 101

[1]	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.
[2]	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.